Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.6%
Basic Materials — 0.6%
Chemicals — 0.4%
Air Products & Chemicals, Inc.	26	7,586
Albemarle Corp.	12	857
CF Industries Holdings, Inc.	23	1,790
Dow, Inc.	121	4,224
DuPont de Nemours, Inc.	51	3,835
Eastman Chemical Co.	16	1,378
Ecolab, Inc.	26	6,578
International Flavors & Fragrances, Inc.	23	1,812
Linde plc	54	25,101
LyondellBasell Industries NV, Class A	44	3,126
Nutrien Ltd., (Canada)	56	2,780
PPG Industries, Inc.	18	1,959
RPM International, Inc.	7	850
Sherwin-Williams Co. (The)	25	8,779
Westlake Corp.	1	147

		70,802

Forest Products & Paper — 0.0% (g)
International Paper Co.	68	3,644

Iron/Steel — 0.0% (g)
Nucor Corp.	30	3,625
Reliance, Inc.	4	1,221
Steel Dynamics, Inc.	16	2,035

		6,881

Mining — 0.2%
Agnico Eagle Mines Ltd., (Canada)	57	6,198
Barrick Gold Corp., (Canada)	197	3,818
Cameco Corp., (Canada)	50	2,043
First Quantum Minerals Ltd., (Canada) (a)	81	1,083
Franco-Nevada Corp., (Canada)	22	3,453
Freeport-McMoRan, Inc.	146	5,532
Ivanhoe Mines Ltd., (Canada), Class A (a)	84	716
Kinross Gold Corp., (Canada)	140	1,767
Lundin Mining Corp., (Canada), Class Common S	84	677
Newmont Corp.	115	5,531
Pan American Silver Corp., (Canada)	41	1,065
Wheaton Precious Metals Corp., (Canada)	52	4,021

		35,904

Total Basic Materials		117,231

Communications — 19.2%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	140	3,800
Omnicom Group, Inc.	56	4,671
Trade Desk, Inc. (The), Class A (a)	265	14,521

		22,992

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Internet — 16.1%
Airbnb, Inc., Class A (a)	227	27,114
Alphabet, Inc., Class A	2,615	404,388
Alphabet, Inc., Class C	2,227	347,893
Amazon.com, Inc. (a)	5,537	1,053,504
Booking Holdings, Inc.	14	63,377
CDW Corp.	55	8,818
DoorDash, Inc., Class A (a)	181	33,126
eBay, Inc.	256	17,363
Expedia Group, Inc.	53	8,890
F5, Inc. (a)	23	6,099
Gen Digital, Inc.	221	5,873
GoDaddy, Inc., Class A (a)	43	7,784
MercadoLibre, Inc., (Uruguay) (a)	25	49,482
Meta Platforms, Inc., Class A	1,171	674,671
Netflix, Inc. (a)	186	173,660
Palo Alto Networks, Inc. (a)	270	46,015
Pinterest, Inc., Class A (a)	256	7,929
Reddit, Inc., Class A (a)	31	3,262
Robinhood Markets, Inc., Class A (a)	74	3,097
Roku, Inc., Class A (a)	32	2,252
Shopify, Inc., (Canada), Class A (a)	138	13,160
Snap, Inc., Class A (a)	466	4,062
Uber Technologies, Inc. (a)	2,600	189,423
VeriSign, Inc. (a)	25	6,366
Zillow Group, Inc., Class C (a)	22	1,534

		3,159,142

Media — 0.6%
Charter Communications, Inc., Class A (a)	20	7,456
Comcast Corp., Class A	902	33,282
FactSet Research Systems, Inc.	8	3,525
Fox Corp., Class A	66	3,717
Fox Corp., Class B	60	3,164
Liberty Media Corp-Liberty Formula One, Class C (a)	57	5,090
News Corp., Class A	127	3,458
Quebecor, Inc., (Canada), Class B	18	457
Thomson Reuters Corp., (Canada)	18	3,102
Walt Disney Co. (The)	447	44,095
Warner Bros Discovery, Inc. (a)	573	6,148

		113,494

Telecommunications — 2.4%
Arista Networks, Inc. (a)	431	33,395
AT&T, Inc.	1,761	49,789
BCE, Inc., (Canada)	9	197
Cisco Systems, Inc.	3,765	232,333
Corning, Inc.	334	15,294
Juniper Networks, Inc.	126	4,546
Motorola Solutions, Inc.	66	28,911
Rogers Communications, Inc., (Canada), Class B	41	1,094

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications — continued
TELUS Corp., (Canada)	57	815
T-Mobile US, Inc.	246	65,502
Verizon Communications, Inc.	1,019	46,204

		478,080

Total Communications		3,773,708

Consumer Cyclical — 8.5%
Airlines — 0.0% (g)
Air Canada, (Canada) (a)	19	187
Delta Air Lines, Inc.	33	1,422
Southwest Airlines Co.	30	1,017
United Airlines Holdings, Inc. (a)	18	1,230

		3,856

Apparel — 0.1%
Deckers Outdoor Corp. (a)	30	3,340
Gildan Activewear, Inc., (Canada), Class A	16	694
NIKE, Inc., Class B	252	15,993

		20,027

Auto Manufacturers — 1.5%
Cummins, Inc.	23	7,239
Ford Motor Co.	1,367	13,716
General Motors Co.	379	17,834
PACCAR, Inc.	88	8,612
Rivian Automotive, Inc., Class A (a)	245	3,050
Tesla, Inc. (a)	957	247,946

		298,397

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	59	3,481
Magna International, Inc., (Canada)	31	1,040
Titan International, Inc. (a)	79	664

		5,185

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	119	6,749
Fastenal Co.	81	6,273
LKQ Corp.	57	2,428
Pool Corp.	6	2,061
Toromont Industries Ltd., (Canada)	9	724
Watsco, Inc.	5	2,349
WW Grainger, Inc.	6	6,282

		26,866

Entertainment — 0.1%
DraftKings, Inc., Class A (a)	84	2,794
Flutter Entertainment plc (a)	38	8,326
Live Nation Entertainment, Inc. (a)	44	5,712

		16,832

Home Builders — 1.5%
DR Horton, Inc.	808	102,686
Lennar Corp., Class A	659	75,681
NVR, Inc. (a)	8	60,679
PulteGroup, Inc.	568	58,425

		297,471

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Leisure Time — 0.2%
Carnival Corp. (a)	495	9,668
Norwegian Cruise Line Holdings Ltd. (a)	86	1,621
Royal Caribbean Cruises Ltd.	111	22,704

		33,993

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	106	24,123
Hyatt Hotels Corp., Class A	19	2,352
Las Vegas Sands Corp.	59	2,277
Marriott International, Inc., Class A	101	24,118
MGM Resorts International (a)	28	839
Wynn Resorts Ltd.	11	940

		54,649

Retail — 4.7%
Alimentation Couche-Tard, Inc., (Canada)	87	4,266
AutoZone, Inc. (a)	4	13,608
Best Buy Co., Inc.	48	3,567
Burlington Stores, Inc. (a)	13	3,108
Canadian Tire Corp. Ltd., (Canada), Class A	6	619
CarMax, Inc. (a)	45	3,522
Carvana Co., Class A (a)	26	5,400
Chipotle Mexican Grill, Inc., Class A (a)	287	14,405
Costco Wholesale Corp.	80	76,107
Darden Restaurants, Inc.	27	5,638
Dick’s Sporting Goods, Inc.	12	2,467
Dollar General Corp.	23	2,004
Dollar Tree, Inc. (a)	21	1,556
Dollarama, Inc., (Canada)	32	3,393
Domino’s Pizza, Inc.	6	2,664
Ferguson Enterprises, Inc.	29	4,719
Genuine Parts Co.	30	3,565
Home Depot, Inc. (The)	217	79,600
Lowe’s Cos., Inc.	121	28,106
Lululemon Athletica, Inc., (Canada) (a)	24	6,860
McDonald’s Corp.	155	48,308
O’Reilly Automotive, Inc. (a)	12	17,158
Restaurant Brands International, Inc., (Canada)	35	2,333
Ross Stores, Inc.	68	8,702
Starbucks Corp.	247	24,270
Target Corp.	57	5,978
TJX Cos., Inc. (The)	241	29,307
Tractor Supply Co.	104	5,724
Ulta Beauty, Inc. (a)	9	3,413
Walgreens Boots Alliance, Inc.	106	1,187
Walmart, Inc.	5,735	503,466
Williams-Sonoma, Inc.	26	4,121
Yum! Brands, Inc.	56	8,887

		928,028

Total Consumer Cyclical		1,685,304

Consumer Non-cyclical — 16.6%
Agriculture — 0.2%
Altria Group, Inc.	193	11,608

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Agriculture — continued
Archer-Daniels-Midland Co.	69	3,295
Bunge Global SA	25	1,891
Philip Morris International, Inc.	175	27,809

		44,603

Beverages — 1.5%
Brown-Forman Corp., Class B	40	1,372
Coca-Cola Co. (The)	2,586	185,176
Constellation Brands, Inc., Class A	49	8,923
Keurig Dr Pepper, Inc.	396	13,555
Molson Coors Beverage Co., Class B	57	3,483
Monster Beverage Corp. (a)	225	13,168
PepsiCo., Inc.	444	66,549

		292,226

Biotechnology — 1.1%
Alnylam Pharmaceuticals, Inc. (a)	45	12,262
Amgen, Inc.	194	60,442
Biogen, Inc. (a)	54	7,404
BioMarin Pharmaceutical, Inc. (a)	66	4,688
Bio-Rad Laboratories, Inc., Class A (a)	5	1,157
Corteva, Inc.	76	4,753
Gilead Sciences, Inc.	445	49,852
Illumina, Inc. (a)	45	3,608
Incyte Corp. (a)	58	3,484
Moderna, Inc. (a)	117	3,327
Regeneron Pharmaceuticals, Inc.	39	24,501
Royalty Pharma plc, Class A	41	1,282
United Therapeutics Corp. (a)	16	5,052
Vertex Pharmaceuticals, Inc. (a)	92	44,804

		226,616

Commercial Services — 0.6%
Automatic Data Processing, Inc.	65	19,724
Block, Inc., Class A (a)	72	3,914
Booz Allen Hamilton Holding Corp., Class A	18	1,898
Cadiz, Inc. (a)	13	38
Cintas Corp.	61	12,464
Corpay, Inc. (a)	8	2,660
Element Fleet Management Corp., (Canada)	46	916
Equifax, Inc.	25	6,123
Global Payments, Inc.	33	3,252
Moody’s Corp.	22	10,035
PayPal Holdings, Inc. (a)	113	7,350
Quanta Services, Inc.	23	5,960
RB Global, Inc.	21	2,112
Rollins, Inc.	59	3,200
S&P Global, Inc.	39	19,689
Toast, Inc., Class A (a)	56	1,846
TransUnion	35	2,919
U-Haul Holding Co., Class B	20	1,209
United Rentals, Inc.	10	6,558
Verisk Analytics, Inc., Class A	23	6,756

		118,623

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	79	7,433
Estee Lauder Cos., Inc. (The), Class A	25	1,668
Kenvue, Inc.	215	5,154
Procter & Gamble Co. (The)	882	150,308

		164,563

Food — 0.3%
Albertsons Cos., Inc., Class A	63	1,395
Conagra Brands, Inc.	63	1,680
Empire Co. Ltd., (Canada), Class A	15	496
General Mills, Inc.	65	3,877
George Weston Ltd., (Canada)	7	1,142
Hershey Co. (The)	13	2,288
Hormel Foods Corp.	36	1,099
J M Smucker Co. (The)	9	1,103
Kellanova	33	2,735
Kraft Heinz Co. (The)	139	4,241
Kroger Co. (The)	98	6,622
Loblaw Cos. Ltd., (Canada)	17	2,409
McCormick & Co., Inc.	22	1,787
Metro, Inc., (Canada)	24	1,667
Mondelez International, Inc., Class A	160	10,829
Saputo, Inc., (Canada)	29	494
Sysco Corp.	49	3,657
The Campbell’s Company	21	823
Tyson Foods, Inc., Class A	39	2,481

		50,825

Healthcare - Products — 3.9%
Abbott Laboratories	277	36,773
Agilent Technologies, Inc.	85	9,954
Align Technology, Inc. (a)	7	1,146
Avantor, Inc. (a)	204	3,314
Baxter International, Inc.	67	2,307
Bio-Techne Corp.	45	2,656
Boston Scientific Corp. (a)	2,063	208,115
Cooper Cos., Inc. (The) (a)	17	1,448
Danaher Corp.	1,086	222,637
Edwards Lifesciences Corp. (a)	89	6,430
Exact Sciences Corp. (a)	68	2,935
GE HealthCare Technologies, Inc.	68	5,499
Hologic, Inc. (a)	22	1,384
IDEXX Laboratories, Inc. (a)	12	4,917
Insulet Corp. (a)	9	2,461
Intuitive Surgical, Inc. (a)	139	68,786
Medtronic plc, (Ireland)	210	18,889
Natera, Inc. (a)	51	7,228
ResMed, Inc.	21	4,810
Revvity, Inc.	37	3,906
Solventum Corp. (a)	10	772

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Products — continued
STERIS plc	12	2,708
Stryker Corp.	231	86,175
Thermo Fisher Scientific, Inc.	113	56,379
Waters Corp. (a)	17	6,120
West Pharmaceutical Services, Inc.	22	4,933
Zimmer Biomet Holdings, Inc.	26	2,970

		775,652

Healthcare - Services — 2.6%
Centene Corp. (a)	191	11,620
Cigna Group (The)	33	10,812
DaVita, Inc. (a)	5	803
Elevance Health, Inc.	86	37,343
HCA Healthcare, Inc.	21	7,336
Humana, Inc.	45	11,925
IQVIA Holdings, Inc. (a)	55	9,641
Labcorp Holdings, Inc.	9	2,006
Molina Healthcare, Inc. (a)	20	6,610
Quest Diagnostics, Inc.	10	1,631
UnitedHealth Group, Inc.	776	406,613
Universal Health Services, Inc., Class B	5	1,003

		507,343

Household Products/Wares — 0.1%
Avery Dennison Corp.	12	2,218
Church & Dwight Co., Inc.	20	2,251
Clorox Co. (The)	10	1,494
Kimberly-Clark Corp.	33	4,725

		10,688

Pharmaceuticals — 5.5%
AbbVie, Inc.	630	131,941
Becton Dickinson & Co.	46	10,460
Bristol-Myers Squibb Co.	1,076	65,625
Cardinal Health, Inc.	26	3,564
Cencora, Inc.	23	6,532
CVS Health Corp.	511	34,601
Dexcom, Inc. (a)	62	4,244
Eli Lilly & Co.	422	348,624
Johnson & Johnson	1,278	212,004
McKesson Corp.	15	9,901
Merck & Co., Inc.	1,342	120,478
Neurocrine Biosciences, Inc. (a)	38	4,229
Pfizer, Inc.	3,040	77,028
Viatris, Inc.	619	5,388
Zoetis, Inc., Class A	234	38,506

		1,073,125

Total Consumer Non-cyclical		3,264,264

Energy — 4.9%
Coal — 0.0% (g)
Teck Resources Ltd., (Canada), Class B	54	1,967

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Energy - Alternate Sources — 0.0% (g)
First Solar, Inc. (a)	43	5,387
Montauk Renewables, Inc. (a)	13	26
Spruce Power Holding Corp. (a)	2	5
Sunnova Energy International, Inc. (a)	29	11
XPLR Infrastructure LP	27	256

		5,685

Oil & Gas — 3.8%
ARC Resources Ltd., (Canada)	67	1,353
Canadian Natural Resources Ltd., (Canada)	241	7,405
Cenovus Energy, Inc., (Canada)	156	2,173
Chevron Corp.	885	148,132
ConocoPhillips	682	71,652
Coterra Energy, Inc.	388	11,220
Devon Energy Corp.	338	12,635
Diamondback Energy, Inc.	103	16,541
EOG Resources, Inc.	291	37,376
EQT Corp.	289	15,456
Expand Energy Corp.	110	12,290
Exxon Mobil Corp.	2,289	272,256
Hess Corp.	138	21,990
Imperial Oil Ltd., (Canada)	20	1,469
Marathon Petroleum Corp.	166	24,169
Occidental Petroleum Corp.	360	17,794
Ovintiv, Inc.	132	5,646
Phillips 66	212	26,123
Suncor Energy, Inc., (Canada)	143	5,552
Texas Pacific Land Corp.	10	13,091
Tourmaline Oil Corp., (Canada)	40	1,946
Valero Energy Corp.	166	21,875

		748,144

Oil & Gas Services — 0.3%
Baker Hughes Co., Class A	527	23,175
Halliburton Co.	459	11,651
Schlumberger NV	737	30,827

		65,653

Pipelines — 0.8%
Cheniere Energy, Inc.	113	26,192
Enbridge, Inc., (Canada)	248	10,995
Keyera Corp., (Canada)	26	807
Kinder Morgan, Inc.	1,000	28,519
ONEOK, Inc.	313	31,105
Pembina Pipeline Corp., (Canada), Class Common S	66	2,650
Targa Resources Corp.	103	20,557
TC Energy Corp., (Canada)	118	5,591
Williams Cos., Inc. (The)	615	36,732

		163,148

Total Energy		984,597

Financial — 10.7%
Banks — 3.6%
Bank of America Corp.	4,973	207,517
Bank of Montreal, (Canada)	83	7,951

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Bank of New York Mellon Corp. (The)	95	7,986
Bank of Nova Scotia (The), (Canada)	142	6,730
Canadian Imperial Bank of Commerce, (Canada)	108	6,051
Citigroup, Inc.	387	27,502
Citizens Financial Group, Inc.	84	3,453
Fifth Third Bancorp	313	12,276
First Citizens BancShares, Inc., Class A	2	3,460
Goldman Sachs Group, Inc. (The)	38	20,737
Huntington Bancshares, Inc.	260	3,903
KeyCorp.	359	5,738
M&T Bank Corp.	27	4,816
Morgan Stanley	148	17,295
National Bank of Canada, (Canada)	45	3,708
Northern Trust Corp.	37	3,616
PNC Financial Services Group, Inc. (The)	170	29,854
Regions Financial Corp.	169	3,675
Royal Bank of Canada, (Canada)	161	18,173
State Street Corp.	47	4,199
Toronto-Dominion Bank (The), (Canada)	200	11,963
Truist Financial Corp.	184	7,563
US Bancorp	577	24,353
Wells Fargo & Co.	3,843	275,853

		718,372

Diversified Financial Services — 2.9%
Ally Financial, Inc.	31	1,127
American Express Co.	69	18,514
Ameriprise Financial, Inc.	13	6,492
Apollo Global Management, Inc.	1,803	246,845
Ares Management Corp., Class A	31	4,486
Blackrock, Inc.	2	1,789
Brookfield Asset Management Ltd., Class A	41	1,961
Capital One Financial Corp.	51	9,125
Cboe Global Markets, Inc.	12	2,696
Charles Schwab Corp. (The)	214	16,750
CME Group, Inc., Class A	47	12,432
Coinbase Global, Inc., Class A (a)	124	21,359
Discover Financial Services	37	6,251
Franklin Resources, Inc.	111	2,143
IGM Financial, Inc., (Canada)	10	293
Interactive Brokers Group, Inc., Class A	12	2,038
Intercontinental Exchange, Inc.	74	12,740
LPL Financial Holdings, Inc.	11	3,738
Mastercard, Inc., Class A	150	82,225
Nasdaq, Inc.	68	5,156
Raymond James Financial, Inc.	32	4,475
SEI Investments Co.	12	961
Synchrony Financial	70	3,721
T Rowe Price Group, Inc.	34	3,091
TMX Group Ltd., (Canada)	32	1,163

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Diversified Financial Services — continued
Tradeweb Markets, Inc., Class A	25	3,723
Visa, Inc., Class A	253	88,754

		564,048

Insurance — 2.3%
Aflac, Inc.	74	8,229
Allstate Corp. (The)	38	7,856
American Financial Group, Inc.	13	1,659
American International Group, Inc.	88	7,690
Aon plc, (United Kingdom), Class A	23	9,305
Arch Capital Group Ltd., (Bermuda)	48	4,590
Arthur J Gallagher & Co.	31	10,823
Assurant, Inc.	13	2,766
Berkshire Hathaway, Inc., Class B (a)	156	83,074
Brown & Brown, Inc.	21	2,604
Chubb Ltd., (Switzerland)	43	13,109
Cincinnati Financial Corp.	27	3,931
Equitable Holdings, Inc.	35	1,833
Erie Indemnity Co., Class A	3	1,205
Everest Group Ltd., (Bermuda)	8	2,933
Fairfax Financial Holdings Ltd., (Canada)	2	3,330
Fidelity National Financial, Inc.	29	1,907
Great-West Lifeco, Inc., (Canada)	32	1,252
Hartford Insurance Group, Inc. (The)	43	5,362
iA Financial Corp., Inc., (Canada)	11	1,015
Intact Financial Corp., (Canada)	20	4,161
Loews Corp.	36	3,318
Manulife Financial Corp., (Canada)	197	6,144
Markel Group, Inc. (a)	2	3,305
Marsh & McLennan Cos., Inc.	63	15,419
MetLife, Inc.	85	6,819
Power Corp. of Canada, (Canada)	64	2,260
Principal Financial Group, Inc.	44	3,680
Progressive Corp. (The)	747	211,348
Prudential Financial, Inc.	41	4,611
Sun Life Financial, Inc., (Canada)	66	3,753
Travelers Cos., Inc. (The)	30	7,818
Willis Towers Watson plc, (United Kingdom)	12	3,887
WR Berkley Corp.	32	2,280

		453,276

Private Equity — 0.2%
Blackstone, Inc.	139	19,415
Brookfield Corp., (Canada)	156	8,172
Carlyle Group, Inc. (The)	59	2,553
KKR & Co., Inc.	77	8,894
Onex Corp., (Canada)	7	461

		39,495

Real Estate — 0.1%
CBRE Group, Inc., Class A (a)	38	5,013
CoStar Group, Inc. (a)	39	3,110
FirstService Corp., (Canada)	5	774

		8,897

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — 1.6%
Alexandria Real Estate Equities, Inc.	24	2,238
American Homes 4 Rent, Class A	22	833
American Tower Corp.	805	175,102
Annaly Capital Management, Inc.	117	2,380
AvalonBay Communities, Inc.	16	3,468
BXP, Inc.	13	870
Camden Property Trust	10	1,164
Crown Castle, Inc.	47	4,869
Digital Realty Trust, Inc.	39	5,601
Equinix, Inc.	41	33,835
Equity LifeStyle Properties, Inc.	11	718
Equity Residential	36	2,558
Essex Property Trust, Inc.	6	1,731
Extra Space Storage, Inc.	24	3,547
Gaming and Leisure Properties, Inc.	27	1,359
Healthpeak Properties, Inc.	86	1,734
Host Hotels & Resorts, Inc.	91	1,287
Invitation Homes, Inc.	55	1,926
Iron Mountain, Inc.	32	2,788
Kimco Realty Corp.	71	1,516
Mid-America Apartment Communities, Inc.	11	1,923
Prologis, Inc.	107	11,965
Public Storage	17	5,002
Realty Income Corp.	112	6,490
Regency Centers Corp.	13	965
SBA Communications Corp., Class A	9	2,017
Simon Property Group, Inc.	36	5,986
Sun Communities, Inc.	13	1,608
UDR, Inc.	26	1,156
Ventas, Inc.	47	3,220
VICI Properties, Inc., Class A	156	5,080
Welltower, Inc.	74	11,330
Weyerhaeuser Co.	100	2,934
WP Carey, Inc.	31	1,945

		311,145

Total Financial		2,095,233

Industrial — 5.7%
Aerospace/Defense — 0.7%
Boeing Co. (The) (a)	115	19,635
CAE, Inc., (Canada) (a)	36	897
General Dynamics Corp.	37	10,030
General Electric Co.	169	33,872
HEICO Corp.	8	2,079
HEICO Corp., Class A	7	1,534
Howmet Aerospace, Inc.	57	7,442
L3Harris Technologies, Inc.	27	5,558
Lockheed Martin Corp.	32	14,171
Northrop Grumman Corp.	21	10,778
RTX Corp.	213	28,187
TransDigm Group, Inc.	8	11,264

		145,447

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Building Materials — 0.3%
Builders FirstSource, Inc. (a)	17	2,141
Carrier Global Corp.	126	7,987
CRH plc	90	7,955
Fortune Brands Innovations, Inc.	19	1,129
Johnson Controls International plc	106	8,485
Lennox International, Inc.	4	2,261
Martin Marietta Materials, Inc.	9	4,083
Masco Corp.	22	1,519
Owens Corning	15	2,144
Trane Technologies plc, (Ireland)	35	11,848
Vulcan Materials Co.	18	4,207
West Fraser Timber Co. Ltd., (Canada)	6	478

		54,237

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	35	5,985
Eaton Corp. plc	62	16,937
Emerson Electric Co.	88	9,670

		32,592

Electronics — 1.6%
Allegion plc, (Ireland)	8	1,073
Amphenol Corp., Class A	478	31,340
Celestica, Inc., (Canada) (a)	13	1,042
Fortive Corp.	54	3,976
Garmin Ltd., (Switzerland)	32	6,978
Honeywell International, Inc.	1,026	217,322
Hubbell, Inc., Class B	8	2,663
Jabil, Inc.	48	6,577
Keysight Technologies, Inc. (a)	66	9,943
Mettler-Toledo International, Inc. (a)	6	6,698
TE Connectivity plc, (Ireland)	119	16,838
Trimble, Inc. (a)	94	6,179

		310,629

Engineering & Construction — 0.1%
AECOM	21	1,913
EMCOR Group, Inc.	9	3,319
Jacobs Solutions, Inc.	27	3,231
Stantec, Inc., (Canada)	13	1,076
Star Group LP	8	111
WSP Global, Inc., (Canada)	15	2,528

		12,178

Environmental Control — 0.2%
GFL Environmental, Inc., (Canada)	26	1,262
Pentair plc, (United Kingdom)	22	1,912
Pure Cycle Corp. (a)	6	61
Republic Services, Inc., Class A	40	9,672
Veralto Corp.	42	4,116
Waste Connections, Inc., (Canada)	47	9,142
Waste Management, Inc.	68	15,631

		41,796

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	9	2,936
Stanley Black & Decker, Inc.	25	1,931

		4,867

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	76	25,173
GE Vernova, Inc.	43	13,149
Vertiv Holdings Co., Class A	59	4,284

		42,606

Machinery - Diversified — 1.5%
AGCO Corp.	100	9,254
Alamo Group, Inc.	16	2,873
CNH Industrial NV, (United Kingdom)	1,570	19,277
Deere & Co.	468	219,847
Dover Corp.	22	3,837
Graco, Inc.	15	1,279
IDEX Corp.	10	1,880
Ingersoll Rand, Inc.	61	4,860
Lindsay Corp.	17	2,165
Nordson Corp.	6	1,290
Otis Worldwide Corp.	52	5,378
Rockwell Automation, Inc.	16	4,220
Toro Co. (The)	159	11,599
Westinghouse Air Brake Technologies Corp.	30	5,519
Xylem, Inc.	37	4,473

		297,751

Miscellaneous Manufacturers — 0.3%
3M Co.	85	12,511
AO Smith Corp.	12	781
Axon Enterprise, Inc. (a)	11	5,577
Carlisle Cos., Inc.	6	2,073
Illinois Tool Works, Inc.	42	10,403
Parker-Hannifin Corp.	21	12,779
Teledyne Technologies, Inc. (a)	17	8,655
Textron, Inc.	26	1,854

		54,633

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	279	2,703
Ball Corp.	39	2,018
CCL Industries, Inc., (Canada), Class B	17	827
Crown Holdings, Inc.	16	1,437
Packaging Corp. of America	16	3,193
Smurfit WestRock plc, (Ireland)	69	3,088

		13,266

Transportation — 0.5%
Canadian National Railway Co., (Canada)	61	5,933
Canadian Pacific Kansas City Ltd., (Canada)	106	7,471
CH Robinson Worldwide, Inc.	23	2,322
CSX Corp.	342	10,054
Expeditors International of Washington, Inc.	25	2,994
FedEx Corp.	41	9,991

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Transportation — continued
JB Hunt Transport Services, Inc.	21	3,090
Norfolk Southern Corp.	40	9,560
Old Dominion Freight Line, Inc.	33	5,508
TFI International, Inc., (Canada)	9	708
Union Pacific Corp.	99	23,293
United Parcel Service, Inc., Class B	126	13,804

		94,728

Total Industrial		1,104,730

Technology — 30.8%
Computers — 8.3%
Accenture plc, (Ireland), Class A	198	61,670
Apple, Inc.	5,998	1,332,326
CGI, Inc., (Canada), Class A	23	2,309
Cognizant Technology Solutions Corp., Class A	167	12,761
Crowdstrike Holdings, Inc., Class A (a)	102	36,115
Dell Technologies, Inc., Class C	132	12,015
EPAM Systems, Inc. (a)	18	3,029
Fortinet, Inc. (a)	265	25,488
Gartner, Inc. (a)	23	9,751
Hewlett Packard Enterprise Co.	540	8,333
HP, Inc.	392	10,857
International Business Machines Corp.	292	72,681
Leidos Holdings, Inc.	20	2,646
NetApp, Inc.	83	7,313
Okta, Inc., Class A (a)	49	5,166
Pure Storage, Inc., Class A (a)	129	5,710
Seagate Technology Holdings plc	86	7,329
Super Micro Computer, Inc. (a)	207	7,097
Western Digital Corp. (a)	146	5,917
Zscaler, Inc. (a)	42	8,298

		1,636,811

Office/Business Equip — 0.0% (g)
Zebra Technologies Corp., Class A (a)	20	5,759

Semiconductors — 10.5%
Advanced Micro Devices, Inc. (a)	700	71,959
Analog Devices, Inc.	212	42,842
Applied Materials, Inc.	351	50,894
Broadcom, Inc.	1,918	321,147
Entegris, Inc.	58	5,063
Intel Corp.	1,863	42,301
KLA Corp.	56	38,337
Lam Research Corp.	550	39,981
Marvell Technology, Inc.	551	33,897
Microchip Technology, Inc.	225	10,880
Micron Technology, Inc.	482	41,864
Monolithic Power Systems, Inc.	20	11,806
NVIDIA Corp.	10,885	1,179,762
NXP Semiconductors NV, (Netherlands)	108	20,531
ON Semiconductor Corp. (a)	179	7,281
QUALCOMM, Inc.	480	73,724

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — continued
Skyworks Solutions, Inc.	68	4,386
Teradyne, Inc.	69	5,681
Texas Instruments, Inc.	390	70,169

		2,072,505

Software — 12.0%
Adobe, Inc. (a)	179	68,644
Akamai Technologies, Inc. (a)	49	3,906
ANSYS, Inc. (a)	36	11,427
AppLovin Corp., Class A (a)	144	38,139
Atlassian Corp., (Australia), Class A (a)	68	14,453
Autodesk, Inc. (a)	88	22,935
Bentley Systems, Inc., Class B	51	1,991
Broadridge Financial Solutions, Inc.	24	5,863
Cadence Design Systems, Inc. (a)	113	28,643
Cloudflare, Inc., Class A (a)	98	11,031
Constellation Software, Inc., (Canada)	2	7,271
Datadog, Inc., Class A (a)	118	11,660
Dayforce, Inc. (a)	20	1,158
Descartes Systems Group, Inc. (The), (Canada) (a)	10	977
DocuSign, Inc., Class A (a)	83	6,733
Dynatrace, Inc. (a)	121	5,720
Electronic Arts, Inc.	61	8,807
Fair Isaac Corp. (a)	10	18,215
Fidelity National Information Services, Inc.	62	4,600
Fiserv, Inc. (a)	69	15,170
HubSpot, Inc. (a)	20	11,641
Intuit, Inc.	116	70,972
Jack Henry & Associates, Inc.	9	1,704
Manhattan Associates, Inc. (a)	24	4,079
Microsoft Corp.	3,774	1,416,752
MicroStrategy, Inc., Class A (a)	93	26,741
MongoDB, Inc., Class A (a)	23	4,055
MSCI, Inc., Class A	12	6,524
Nutanix, Inc., Class A (a)	101	7,051
Open Text Corp., (Canada)	30	765
Oracle Corp.	694	97,029
Palantir Technologies, Inc., Class A (a)	866	73,124
Paychex, Inc.	58	8,940
Paycom Software, Inc.	7	1,476
PTC, Inc. (a)	48	7,475
ROBLOX Corp., Class A (a)	123	7,193
Roper Technologies, Inc.	46	26,984
Salesforce, Inc.	396	106,279
Samsara, Inc., Class A (a)	109	4,181
ServiceNow, Inc. (a)	85	67,674
Snowflake, Inc., Class A (a)	94	13,719
SS&C Technologies Holdings, Inc.	47	3,912
Synopsys, Inc. (a)	63	27,197
Take-Two Interactive Software, Inc. (a)	44	9,060
Twilio, Inc., Class A (a)	47	4,601
Tyler Technologies, Inc. (a)	17	9,975

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Veeva Systems, Inc., Class A (a)	15	3,382
Workday, Inc., Class A (a)	149	34,767
Zoom Communications, Inc., Class A (a)	101	7,486

		2,352,081

Total Technology		6,067,156

Utilities — 2.6%
Electric — 2.4%
AES Corp. (The)	199	2,476
ALLETE, Inc.	16	1,066
Alliant Energy Corp.	89	5,717
Altus Power, Inc., Class A (a)	24	121
Ameren Corp.	103	10,368
American Electric Power Co., Inc.	217	23,690
Avista Corp.	22	930
Black Hills Corp.	20	1,225
Brookfield Renewable Corp., (Canada)	16	435
CenterPoint Energy, Inc.	247	8,936
Clearway Energy, Inc., Class A	9	252
Clearway Energy, Inc., Class C	24	720
CMS Energy Corp.	106	7,936
Consolidated Edison, Inc.	145	16,053
Constellation Energy Corp.	125	25,173
Dominion Energy, Inc.	336	18,830
DTE Energy Co.	82	11,320
Duke Energy Corp.	315	38,427
Edison International	159	9,378
Emera, Inc., (Canada)	34	1,426
Entergy Corp.	173	14,822
Evergy, Inc.	92	6,356
Eversource Energy	144	8,964
Exelon Corp.	415	19,135
FirstEnergy Corp.	222	8,955
Fortis, Inc., (Canada)	57	2,586
Genie Energy Ltd., Class B	3	48
Hawaiian Electric Industries, Inc. (a)	48	531
Hydro One Ltd., (Canada) (e)	38	1,268
IDACORP, Inc., Class Rights	15	1,737
MGE Energy, Inc.	10	936
NextEra Energy, Inc.	813	57,669
Northwestern Energy Group, Inc.	17	1,004
NRG Energy, Inc.	81	7,723
OGE Energy Corp.	56	2,579
Oklo, Inc., Class A (a)	9	185
Ormat Technologies, Inc.	16	1,150
Otter Tail Corp.	11	845
PG&E Corp.	867	14,903
Pinnacle West Capital Corp.	32	3,038
Portland General Electric Co.	30	1,316
PPL Corp.	266	9,592
Public Service Enterprise Group, Inc.	193	15,865
Sempra	255	18,216

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electric — continued
Southern Co. (The)	439	40,338
Talen Energy Corp. (a)	10	2,052
TXNM Energy, Inc.	24	1,288
Unitil Corp.	4	257
Vistra Corp.	138	16,150
WEC Energy Group, Inc.	121	13,195
Xcel Energy, Inc.	223	15,751

		472,933

Gas — 0.1%
AltaGas Ltd., (Canada)	34	931
Atmos Energy Corp.	60	9,228
Canadian Utilities Ltd., (Canada), Class A	15	394
Chesapeake Utilities Corp.	7	836
MDU Resources Group, Inc.	54	914
National Fuel Gas Co.	24	1,916
New Jersey Resources Corp.	28	1,382
NiSource, Inc.	159	6,378
Northwest Natural Holding Co.	11	491
ONE Gas, Inc.	16	1,196
RGC Resources, Inc.	2	38
Southwest Gas Holdings, Inc.	16	1,148
Spire, Inc.	16	1,269
UGI Corp.	60	1,989

		28,110

Water — 0.1%
American States Water Co.	11	846
American Water Works Co., Inc.	71	10,469
Artesian Resources Corp., Class A	3	87
California Water Service Group	16	796
Consolidated Water Co. Ltd., (Cayman Islands)	4	102
Essential Utilities, Inc.	86	3,406
Middlesex Water Co.	4	288
SJW Group	9	474
York Water Co. (The)	4	148

		16,616

Total Utilities		517,659

Total Common Stocks
(Cost $15,828,941)		19,609,882

	NUMBER OF WARRANTS
Warrant — 0.0%
Technology — 0.0%
Software — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a) (bb) (cc)
(Cost $—)	1	—

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — 0.3%
Time Deposits — 0.3%
Australia & New Zealand Banking Group Ltd., 3.68%, 04/01/2025		10,048	10,048
BNP Paribas SA, 1.56%, 04/01/2025	CAD	7	5
Citibank NA, 3.68%, 04/01/2025		36,112	36,112
Royal Bank of Canada, 3.68%, 04/01/2025		119	119
Sumitomo Mitsui Banking Corp., 3.68%, 04/01/2025		2,867	2,867
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 04/01/2025		1,520	1,520

Total Short-Term Investments (Cost $50,671)			50,671

Total Investments — 99.9% (Cost — $15,879,612) *			19,660,553
Other Assets in Excess of Liabilities — 0.1%			24,094

NET ASSETS — 100.0%			$19,684,647

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
CME Micro E-mini Russell 2000 Index	127	06/2025	USD	1,304	(16)
E-mini Consumer Discretionary Select Sector Index	14	06/2025	USD	2,863	(46)
E-mini Consumer Staples Select Sector Index	3	06/2025	USD	243	6
E-mini Energy Select Sector Index	14	06/2025	USD	1,384	(1)
E-mini Health Care Select Sector Index	15	06/2025	USD	2,228	1
E-mini Industrial Select Sector Index	11	06/2025	USD	1,479	(13)
E-mini Russell 1000 Value Index	1	06/2025	USD	93	– (h)
E-mini Technology Select Sector Index	24	06/2025	USD	5,123	(86)
E-mini Utilities Select Sector Index	14	06/2025	USD	1,108	15
Micro E-mini NASDAQ 100 Index	192	06/2025	USD	7,591	(126)
Micro E-mini S&P 500 Index	31	06/2025	USD	886	(10)
S&P 500 E-mini Index	87	06/2025	USD	24,836	(245)
S&P MidCap 400 E-mini Index	2	06/2025	USD	591	(3)
S&P Toronto Stock Exchange 60 Index	4	06/2025	CAD	834	(2)

Total unrealized appreciation (depreciation)					(526)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
USD	—	United States Dollar

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, March 31, 2025

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	16.1%
Software	12.0%
Semiconductors	10.5%
Computers	8.3%
Pharmaceuticals	5.5%
Retail	4.7%
Healthcare - Products	3.9%
Oil & Gas	3.8%
Banks	3.6%
Diversified Financial Services	2.9%
Healthcare - Services	2.6%
Telecommunications	2.4%
Electric	2.4%
Insurance	2.3%
REITS	1.6%
Electronics	1.6%
Auto Manufacturers	1.5%
Home Builders	1.5%
Machinery - Diversified	1.5%
Beverages	1.5%
Biotechnology	1.2%
Others (Each less than 1.0%)	8.3%
Short-Term Investments	0.3%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 97.9%
Australia — 2.8%
ANZ Group Holdings Ltd.	549	10,059
APA Group	238	1,177
Aristocrat Leisure Ltd.	104	4,220
ASX Ltd.	36	1,483
BHP Group Ltd.	937	22,736
BlueScope Steel Ltd.	81	1,082
Brambles Ltd.	256	3,229
CAR Group Ltd.	70	1,389
Cochlear Ltd.	12	1,995
Coles Group Ltd.	246	3,012
Commonwealth Bank of Australia	309	29,380
Computershare Ltd.	98	2,409
CSL Ltd.	89	14,061
Fortescue Ltd.	313	3,032
Goodman Group REIT	375	6,734
GPT Group (The) REIT	349	958
Insurance Australia Group Ltd.	436	2,122
Lottery Corp. Ltd. (The)	401	1,198
Macquarie Group Ltd.	67	8,357
Medibank Pvt Ltd.	510	1,426
National Australia Bank Ltd.	567	12,206
Northern Star Resources Ltd.	211	2,437
Origin Energy Ltd.	320	2,120
Pro Medicus Ltd.	11	1,351
Qantas Airways Ltd.	137	784
QBE Insurance Group Ltd.	278	3,837
REA Group Ltd.	10	1,363
Reece Ltd.	42	415
Rio Tinto Ltd.	69	4,983
Santos Ltd.	596	2,496
Scentre Group REIT	952	2,014
SGH Ltd.	38	1,193
Sonic Healthcare Ltd.	84	1,357
South32 Ltd.	835	1,682
Stockland REIT	439	1,354
Suncorp Group Ltd.	201	2,436
Telstra Group Ltd.	743	1,963
Transurban Group	571	4,812
Treasury Wine Estates Ltd.	149	916
Vicinity Ltd.	698	966
Washington H Soul Pattinson & Co. Ltd.	44	962
Wesfarmers Ltd.	210	9,505
Westpac Banking Corp.	634	12,628
WiseTech Global Ltd.	34	1,757
Woodside Energy Group Ltd.	350	5,088
Woolworths Group Ltd.	225	4,178

		204,862

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Austria — 0.2%
Erste Group Bank AG	189	13,093
OMV AG	11	554
Verbund AG	38	2,688

		16,335

Belgium — 0.5%
Ageas SA	93	5,554
Groupe Bruxelles Lambert NV	51	3,802
KBC Group NV	141	12,870
Sofina SA	9	2,387
Syensqo SA	20	1,386
UCB SA	42	7,399

		33,398

Chile — 0.1%
Antofagasta plc	294	6,397

China — 0.0% (g)
Silergy Corp.	61	709
Yangzijiang Shipbuilding Holdings Ltd.	479	840

		1,549

Denmark — 6.5%
AP Moller - Maersk A/S, Class A	2	2,602
AP Moller - Maersk A/S, Class B	2	4,346
Danske Bank A/S	424	13,876
DSV A/S	110	21,221
Genmab A/S (a)	88	17,222
Novo Nordisk A/S, Class B	5,598	382,804
Novonesis (Novozymes) B, Class B	97	5,650
Orsted A/S (a) (e)	93	4,079
Pandora A/S	40	6,139
ROCKWOOL A/S, Class B	5	2,090
Tryg A/S	209	4,978
Vestas Wind Systems A/S (a)	540	7,474
Zealand Pharma A/S (a)	90	6,748

		479,229

Finland — 0.9%
Fortum OYJ	251	4,116
Kone OYJ, Class B	183	10,085
Metso OYJ	333	3,453
Nordea Bank Abp	1,938	24,782
Orion OYJ, Class B	36	2,140
Sampo OYJ, Class A	1,488	14,263
Stora Enso OYJ, Class R	160	1,520
UPM-Kymmene OYJ	147	3,943
Wartsila OYJ Abp	268	4,790

		69,092

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — 14.7%
Aeroports de Paris SA	18	1,878
Air Liquide SA	159	30,248
Airbus SE	319	56,151
Alstom SA (a)	185	4,098
Amundi SA (e)	38	2,995
Arkema SA	16	1,203
AXA SA	1,089	46,529
BNP Paribas SA	626	52,280
Bouygues SA	101	3,995
Bureau Veritas SA	170	5,150
Cie de Saint-Gobain SA, Class A	241	24,012
Credit Agricole SA	655	11,927
Dassault Aviation SA	11	3,480
Edenred SE	149	4,842
Eiffage SA	37	4,273
Engie SA	1,017	19,819
Eurazeo SE	26	1,894
Getlink SE	161	2,776
Hermes International SCA	15	40,706
Ipsen SA	13	1,448
Kering SA	36	7,566
Legrand SA	141	14,908
L’Oreal SA	1,047	389,008
LVMH Moet Hennessy Louis Vuitton SE	134	83,250
Renault SA	108	5,457
Rexel SA	120	3,243
Safran SA	193	50,876
Sanofi SA	378	41,836
Schneider Electric SE	293	67,748
Societe Generale SA	443	19,972
Teleperformance SE	29	2,917
Thales SA	50	13,219
TotalEnergies SE	158	10,166
Veolia Environnement SA	391	13,462
Vinci SA	266	33,470

		1,076,802

Germany — 14.4%
adidas AG	84	19,703
Allianz SE (Registered)	237	90,835
BASF SE	246	12,321
Bayer AG (Registered)	327	7,828
Bayerische Motoren Werke AG	162	13,100
Beiersdorf AG	432	55,761
Brenntag SE	65	4,244
Commerzbank AG	582	13,330
Covestro AG (a)	49	3,176
Daimler Truck Holding AG	255	10,345
Deutsche Bank AG (Registered)	1,138	27,116
Deutsche Boerse AG	116	34,148
Deutsche Lufthansa AG (Registered)	321	2,338
Deutsche Post AG	516	22,146

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Germany — continued
E.ON SE	1,250		18,867
Evonik Industries AG	71		1,531
GEA Group AG	84		5,084
Hannover Rueck SE	37		11,075
Heidelberg Materials AG	38		6,482
KION Group AG	—	(h)	—	(h)
Knorr-Bremse AG	39		3,530
Mercedes-Benz Group AG	405		23,907
Merck KGaA	43		5,911
MTU Aero Engines AG	29		10,048
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	82		51,935
Nemetschek SE	86		10,062
Puma SE	51		1,242
Rational AG	3		2,301
Rheinmetall AG	23		33,451
RWE AG	352		12,555
SAP SE	1,561		418,185
Siemens AG	408		94,215
Siemens Energy AG (a)	343		20,344
Symrise AG, Class A	37		3,791
Talanx AG	39		4,123

			1,055,030

Hong Kong — 1.1%
AIA Group Ltd.	1,998		15,122
BOC Hong Kong Holdings Ltd.	692		2,800
CK Asset Holdings Ltd.	359		1,452
CK Hutchison Holdings Ltd.	497		2,799
CK Infrastructure Holdings Ltd.	117		701
CLP Holdings Ltd.	303		2,463
Futu Holdings Ltd., ADR	10		1,059
Galaxy Entertainment Group Ltd.	408		1,594
Hang Seng Bank Ltd.	142		1,927
Henderson Land Development Co. Ltd.	271		779
HKT Trust & HKT Ltd.	701		936
Hong Kong & China Gas Co. Ltd.	2,079		1,789
Hong Kong Exchanges & Clearing Ltd.	215		9,560
Hongkong Land Holdings Ltd.	205		884
Jardine Matheson Holdings Ltd.	30		1,263
Link REIT	484		2,267
MTR Corp. Ltd.	290		950
Power Assets Holdings Ltd.	257		1,539
Prudential plc	1,628		17,572
Sino Land Co. Ltd.	764		765
SITC International Holdings Co. Ltd.	253		688
Sun Hung Kai Properties Ltd.	270		2,572
Swire Pacific Ltd., Class A	75		657
Techtronic Industries Co. Ltd.	255		3,056
WH Group Ltd. (Registered) (e)	1,552		1,425
Wharf Holdings Ltd. (The)	195		463
Wharf Real Estate Investment Co. Ltd.	313		760

			77,842

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Ireland — 0.8%
AerCap Holdings NV	105	10,687
AIB Group plc	1,288	8,319
Bank of Ireland Group plc	615	7,269
DCC plc	53	3,549
Experian plc	494	22,870
James Hardie Industries plc, CHDI (a)	80	1,903
Kingspan Group plc	83	6,672

		61,269

Italy — 3.6%
Banco BPM SpA	789	8,034
Bio On Spa (a) (bb) (cc)	1	—
BPER Banca SPA	614	4,819
Enel SpA	4,523	36,665
Eni SpA	156	2,414
Ferrari NV	71	30,167
FinecoBank Banca Fineco SpA	375	7,426
Generali	579	20,331
Intesa Sanpaolo SpA	9,301	47,935
Leonardo SpA	217	10,578
Mediobanca Banca di Credito Finanziario SpA	308	5,773
Moncler SpA	114	7,029
Nexi SpA (a) (e)	299	1,594
Poste Italiane SpA (e)	282	5,032
Prysmian SpA	150	8,273
Recordati Industria Chimica e Farmaceutica SpA	38	2,162
Snam SpA	1,118	5,799
Terna—Rete Elettrica Nazionale	793	7,162
UniCredit SpA	858	48,172
Unipol Assicurazioni SpA	222	3,560

		262,925

Japan — 6.5%
Advantest Corp.	98	4,377
Aeon Co. Ltd.	84	2,107
AGC, Inc.	25	755
Aisin Corp.	68	738
Ajinomoto Co., Inc.	117	2,320
ANA Holdings, Inc.	21	386
Asahi Group Holdings Ltd.	185	2,364
Asahi Kasei Corp.	159	1,115
Asics Corp.	83	1,760
Astellas Pharma, Inc.	232	2,257
Bandai Namco Holdings, Inc.	76	2,553
Bridgestone Corp.	73	2,933
Canon, Inc.	120	3,739
Capcom Co. Ltd.	44	1,084
Central Japan Railway Co.	99	1,892
Chiba Bank Ltd. (The)	73	686
Chubu Electric Power Co., Inc.	83	896

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Chugai Pharmaceutical Co. Ltd.	86	3,954
Concordia Financial Group Ltd.	136	902
Dai Nippon Printing Co. Ltd.	51	720
Daifuku Co. Ltd.	42	1,020
Dai-ichi Life Holdings, Inc.	462	3,531
Daiichi Sankyo Co. Ltd.	225	5,349
Daikin Industries Ltd.	34	3,657
Daito Trust Construction Co. Ltd.	8	778
Daiwa House Industry Co. Ltd.	72	2,375
Daiwa Securities Group, Inc.	173	1,162
Denso Corp.	242	2,999
Dentsu Group, Inc.	26	565
Disco Corp.	12	2,389
East Japan Railway Co.	116	2,292
Eisai Co. Ltd.	34	946
ENEOS Holdings, Inc.	350	1,848
FANUC Corp.	122	3,313
Fast Retailing Co. Ltd.	25	7,293
Fuji Electric Co. Ltd.	17	735
FUJIFILM Holdings Corp.	143	2,742
Fujikura Ltd.	32	1,181
Fujitsu Ltd.	226	4,494
Hankyu Hanshin Holdings, Inc.	29	778
Hikari Tsushin, Inc.	2	594
Hitachi Ltd.	594	13,949
Honda Motor Co. Ltd.	575	5,204
Hoshizaki Corp.	14	542
Hoya Corp.	45	5,022
Hulic Co. Ltd.	60	577
Idemitsu Kosan Co. Ltd.	115	811
Inpex Corp.	114	1,574
Isuzu Motors Ltd.	72	984
ITOCHU Corp.	152	7,070
Japan Airlines Co. Ltd.	18	310
Japan Exchange Group, Inc.	128	1,318
Japan Post Bank Co. Ltd.	232	2,353
Japan Post Holdings Co. Ltd.	246	2,468
Japan Post Insurance Co. Ltd.	24	491
Japan Tobacco, Inc.	154	4,236
JFE Holdings, Inc.	74	910
Kajima Corp.	50	1,027
Kansai Electric Power Co., Inc. (The)	122	1,449
KAO Corp.	60	2,580
Kawasaki Kisen Kaisha Ltd.	47	644
KDDI Corp.	393	6,208
Keyence Corp.	25	9,791
Kikkoman Corp.	86	828
Kirin Holdings Co. Ltd.	99	1,365
Kobe Bussan Co. Ltd.	19	452
Komatsu Ltd.	115	3,379
Konami Group Corp.	13	1,535

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Kubota Corp.	126	1,556
Kyocera Corp.	165	1,863
Kyowa Kirin Co. Ltd.	30	436
Lasertec Corp.	10	894
LY Corp.	370	1,252
M3, Inc.	57	647
Makita Corp.	31	1,014
Marubeni Corp.	180	2,894
MatsukiyoCocokara & Co.	43	673
MEIJI Holdings Co. Ltd.	31	672
MINEBEA MITSUMI, Inc.	46	669
Mitsubishi Chemical Group Corp.	176	870
Mitsubishi Corp.	438	7,735
Mitsubishi Electric Corp.	244	4,496
Mitsubishi Estate Co. Ltd.	136	2,230
Mitsubishi HC Capital, Inc.	111	751
Mitsubishi Heavy Industries Ltd.	411	7,051
Mitsubishi UFJ Financial Group, Inc.	1,469	20,021
Mitsui & Co. Ltd.	323	6,097
Mitsui Fudosan Co. Ltd.	338	3,025
Mitsui OSK Lines Ltd.	44	1,542
Mizuho Financial Group, Inc.	309	8,480
MonotaRO Co. Ltd.	32	590
MS&AD Insurance Group Holdings, Inc.	165	3,595
Murata Manufacturing Co. Ltd.	214	3,307
NEC Corp.	157	3,344
Nexon Co. Ltd.	42	581
NIDEC Corp.,	107	1,799
Nintendo Co. Ltd.	141	9,612
Nippon Building Fund, Inc. REIT	1	825
Nippon Paint Holdings Co. Ltd.	121	912
Nippon Sanso Holdings Corp.	22	667
Nippon Steel Corp.	124	2,647
Nippon Telegraph & Telephone Corp.	3,837	3,708
Nippon Yusen KK	56	1,857
Nissan Motor Co. Ltd. (a)	286	733
Nissin Foods Holdings Co. Ltd.	25	514
Nitori Holdings Co. Ltd.	10	998
Nitto Denko Corp.	91	1,681
Nomura Holdings, Inc.	385	2,372
Nomura Research Institute Ltd.	49	1,585
NTT Data Group Corp.	81	1,475
Obayashi Corp.	82	1,098
Obic Co. Ltd.	42	1,197
Olympus Corp.	144	1,882
Omron Corp.	23	638
Ono Pharmaceutical Co. Ltd.	49	523
Oracle Corp. Japan	5	505
Oriental Land Co. Ltd.	138	2,723
ORIX Corp.	148	3,080
Osaka Gas Co. Ltd.	46	1,039

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Otsuka Corp.	30	639
Otsuka Holdings Co. Ltd.	57	2,944
Pan Pacific International Holdings Corp.	48	1,327
Panasonic Holdings Corp.	300	3,573
Rakuten Group, Inc. (a)	195	1,120
Recruit Holdings Co. Ltd.	180	9,310
Renesas Electronics Corp.	215	2,882
Resona Holdings, Inc.	268	2,339
Ricoh Co. Ltd.	68	722
SBI Holdings, Inc.	35	932
SCREEN Holdings Co. Ltd.	10	679
SCSK Corp.	20	487
Secom Co. Ltd.	54	1,839
Seiko Epson Corp.	37	598
Sekisui Chemical Co. Ltd.	48	817
Sekisui House Ltd.	77	1,719
Seven & i Holdings Co. Ltd.	284	4,114
SG Holdings Co. Ltd.	40	399
Shimadzu Corp.	30	749
Shimano, Inc.	10	1,376
Shin-Etsu Chemical Co. Ltd.	229	6,532
Shionogi & Co. Ltd.	98	1,472
Shiseido Co. Ltd.	51	962
SMC Corp.	7	2,612
SoftBank Corp.	3,664	5,112
SoftBank Group Corp.	122	6,261
Sompo Holdings, Inc.	114	3,465
Sony Group Corp.	788	19,936
Subaru Corp.	76	1,354
Sumitomo Corp.	139	3,176
Sumitomo Electric Industries Ltd.	92	1,535
Sumitomo Metal Mining Co. Ltd.	32	697
Sumitomo Mitsui Financial Group, Inc.	478	12,281
Sumitomo Mitsui Trust Group, Inc.	83	2,097
Sumitomo Realty & Development Co. Ltd.	40	1,499
Suntory Beverage & Food Ltd.	18	581
Suzuki Motor Corp.	201	2,472
Sysmex Corp.	65	1,245
T&D Holdings, Inc.	63	1,353
Taisei Corp.	21	939
Takeda Pharmaceutical Co. Ltd.	204	6,034
TDK Corp.	249	2,611
Terumo Corp.	170	3,204
TIS, Inc.	27	753
Toho Co. Ltd.	14	716
Tokio Marine Holdings, Inc.	228	8,870
Tokyo Electron Ltd.	57	7,871
Tokyo Gas Co. Ltd.	45	1,438
Tokyo Metro Co. Ltd.	38	457
Tokyu Corp.	68	766
TOPPAN Holdings, Inc.	30	828

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Toray Industries, Inc.	179	1,225
Toyota Industries Corp.	21	1,788
Toyota Motor Corp.	1,214	21,464
Toyota Tsusho Corp.	82	1,385
Trend Micro, Inc.	16	1,087
Unicharm Corp.	142	1,128
West Japan Railway Co.	57	1,106
Yakult Honsha Co. Ltd.	33	626
Yamaha Motor Co. Ltd.	117	938
Yaskawa Electric Corp.	29	732
Yokogawa Electric Corp.	29	560
Zensho Holdings Co. Ltd.	12	663
ZOZO, Inc.	53	509

		475,916

Luxembourg — 0.2%
ArcelorMittal SA	349	10,095
CVC Capital Partners plc (a) (e)	132	2,623

		12,718

Macau — 0.0% (g)
Sands China Ltd. (a)	458	919

Netherlands — 8.2%
ABN AMRO Bank NV, CVA (e)	282	5,940
Adyen NV (a) (e)	14	20,763
Aegon Ltd.	815	5,353
Akzo Nobel NV	47	2,896
ASM International NV	72	32,981
ASML Holding NV	608	402,527
ASR Nederland NV	98	5,615
BE Semiconductor Industries NV	125	13,098
Euronext NV (e)	48	6,974
EXOR NV	61	5,559
Ferrovial SE	255	11,399
IMCD NV	32	4,199
ING Groep NV	1,934	37,898
NN Group NV	166	9,254
Randstad NV	58	2,423
Stellantis NV	1,136	12,742
Wolters Kluwer NV	128	19,946

		599,567

New Zealand — 0.1%
Auckland International Airport Ltd.	307	1,425
Contact Energy Ltd.	147	767
Fisher & Paykel Healthcare Corp. Ltd.	109	2,080
Infratil Ltd.	170	1,003
Meridian Energy Ltd.	238	756
Xero Ltd. (a)	27	2,638

		8,669

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Norway — 0.5%
DNB Bank ASA	550	14,484
Equinor ASA	61	1,618
Gjensidige Forsikring ASA	123	2,819
Kongsberg Gruppen ASA	47	6,924
Norsk Hydro ASA	1,048	6,057
Yara International ASA	45	1,369

		33,271

Poland — 0.0% (g)
InPost SA (a)	121	1,770

Portugal — 0.1%
EDP SA	1,764	5,936
Galp Energia SGPS SA	31	534

		6,470

Singapore — 0.7%
CapitaLand Ascendas REIT	671	1,326
CapitaLand Integrated Commercial Trust REIT	1,072	1,665
CapitaLand Investment Ltd.	434	879
DBS Group Holdings Ltd.	368	12,645
Genting Singapore Ltd.	1,134	629
Grab Holdings Ltd., Class A (a)	429	1,943
Keppel Ltd.	267	1,363
Oversea-Chinese Banking Corp. Ltd.	625	8,011
Sea Ltd., ADR (a)	68	8,835
Sembcorp Industries Ltd.	166	779
Singapore Airlines Ltd.	275	1,387
Singapore Exchange Ltd.	155	1,537
Singapore Technologies Engineering Ltd.	289	1,450
Singapore Telecommunications Ltd.	1,375	3,487
United Overseas Bank Ltd.	233	6,586
Wilmar International Ltd.	353	875

		53,397

Spain — 3.0%
Acciona SA	14	1,865
ACS Actividades de Construccion y Servicios SA	95	5,446
Aena SME SA (e)	40	9,468
Banco Bilbao Vizcaya Argentaria SA	3,542	48,343
Banco de Sabadell SA	3,357	9,425
Banco Santander SA	9,313	62,741
CaixaBank SA	2,425	18,893
EDP Renovaveis SA	171	1,426
Endesa SA	180	4,774
Iberdrola SA	3,243	52,369
Redeia Corp. SA	192	3,851
Repsol SA	85	1,124

		219,725

Sweden — 3.3%
AddTech AB, Class B	139	4,077
Alfa Laval AB	156	6,674
Assa Abloy AB, Class B	539	16,179
Atlas Copco AB, Class A	1,443	23,043

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Atlas Copco AB, Class B	837		11,776
Beijer Ref AB, Class B	207		2,913
Boliden AB	204		6,687
Epiroc AB, Class A	353		7,113
Epiroc AB, Class B	210		3,702
EQT AB	229		6,975
Holmen AB, Class B	21		832
Industrivarden AB, Class A	74		2,706
Industrivarden AB, Class C	94		3,454
Indutrade AB	146		4,056
Investment AB Latour, Class B	79		2,159
Investor AB, Class B	1,064		31,727
L E Lundbergforetagen AB, Class B	46		2,300
Lifco AB, Class B	125		4,430
Nibe Industrier AB, Class B	812		3,088
Saab AB, Class B	172		6,765
Sandvik AB	574		12,067
Securitas AB, Class B	264		3,730
Skandinaviska Enskilda Banken AB, Class A (a)	975		16,045
Skanska AB, Class B (a)	182		4,016
SKF AB, Class B (a)	182		3,697
Svenska Cellulosa AB SCA, Class B (a)	167		2,204
Svenska Handelsbanken AB, Class A	898		10,146
Swedbank AB, Class A	522		11,889
Trelleborg AB, Class B	114		4,237
Volvo AB, Class B (a)	853		25,034

			243,721

Switzerland — 14.5%
ABB Ltd. (Registered)	849		43,821
Baloise Holding AG (Registered)	25		5,335
Banque Cantonale Vaudoise (Registered)	18		1,984
Barry Callebaut AG (Registered)	5		7,280
BKW AG	12		2,080
Chocoladefabriken Lindt & Spruengli AG	1		19,576
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	21,652
Cie Financiere Richemont SA, Class A	263		45,843
Coca-Cola HBC AG (a)	496		22,446
DSM-Firmenich AG	51		5,070
EMS-Chemie Holding AG (Registered)	2		1,311
Galderma Group AG (a)	32		3,349
Geberit AG (Registered)	18		11,256
Givaudan SA (Registered)	3		10,917
Glencore plc (a)	7,727		28,282
Helvetia Holding AG (Registered)	23		4,757
Holcim AG (a)	144		15,446
Julius Baer Group Ltd.	126		8,749
Kuehne + Nagel International AG (Registered)	26		6,008
Nestle SA (Registered)	4,036		407,906
Novartis AG (Registered)	655		72,761
Partners Group Holding AG	14		19,852
Roche Holding AG	244		80,549

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Sandoz Group AG	139	5,826
Schindler Holding AG	22	6,870
Schindler Holding AG (Registered)	13	3,803
SGS SA (Registered)	81	8,086
SIG Group AG (a)	84	1,557
Sika AG (Registered)	42	10,227
Swatch Group AG (The)	14	2,438
Swiss Life Holding AG (Registered)	18	16,109
Swiss Re AG	185	31,548
UBS Group AG (Registered)	2,021	62,089
VAT Group AG (e)	15	5,244
Zurich Insurance Group AG	90	62,788

		1,062,815

Taiwan — 2.1%
Alchip Technologies Ltd.	15	1,226
ASE Technology Holding Co. Ltd.	613	2,694
eMemory Technology, Inc.	12	844
Global Unichip Corp.	17	552
Globalwafers Co. Ltd.	49	476
Jentech Precision Industrial Co. Ltd.	16	482
MediaTek, Inc.	283	12,197
Novatek Microelectronics Corp.	107	1,779
Realtek Semiconductor Corp.	91	1,451
Taiwan Semiconductor Manufacturing Co. Ltd.	4,590	129,268
United Microelectronics Corp.	2,096	2,931
Vanguard International Semiconductor Corp.	190	540

		154,440

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	16	—

United Kingdom — 13.1%
3i Group plc	598	28,131
Admiral Group plc	160	5,910
Anglo American plc	947	26,537
Ashtead Group plc	234	12,660
AstraZeneca plc	515	75,679
Aviva plc	1,613	11,624
BAE Systems plc	1,615	32,612
Barclays plc	8,863	33,324
BP plc	1,179	6,614
Bunzl plc	176	6,788
Croda International plc	37	1,390
Diageo plc	5,075	132,614
GSK plc	1,378	26,329
Haleon plc	3,009	15,197
Hikma Pharmaceuticals plc	55	1,381
HSBC Holdings plc	10,985	124,533
Intertek Group plc	87	5,631
Legal & General Group plc	3,628	11,442
Lloyds Banking Group plc	37,257	34,943
London Stock Exchange Group plc	294	43,664

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES			VALUE ($)
Common Stocks — continued
United Kingdom — continued
M&G plc		1,414		3,643
Melrose Industries plc		688		4,248
Mondi plc		122		1,813
NatWest Group plc		4,703		27,768
Phoenix Group Holdings plc		437		3,245
RELX plc		998		50,119
Rentokil Initial plc		1,347		6,114
Rio Tinto plc		840		50,419
Rolls-Royce Holdings plc (a)		4,564		44,355
Schroders plc		488		2,207
Shell plc		446		16,222
Smiths Group plc		184		4,611
Spirax Group plc		40		3,188
Standard Chartered plc		1,264		18,758
Unilever plc		1,386		82,686
Wise plc, Class A (a)		411		5,047

				961,446

Total Common Stocks (Cost $6,022,957)				7,179,574

Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG		31		2,366
Dr Ing hc F Porsche AG (e)		64		3,196
Porsche Automobil Holding SE		86		3,232
Volkswagen AG		116		11,791

Total Preferred Stocks (Cost $23,087)				20,585

	NUMBER OF WARRANTS
Warrant — 0.3%
Canada — 0.3%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a) (bb) (cc) (Cost $—)		—	(h)	—

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.2%
Time Deposits — 1.2%
Australia & New Zealand Banking Group Ltd., 3.68%, 04/01/2025		3,298		3,298
BNP Paribas SA,
1.56%, 04/01/2025	CAD	140		98
2.89%, 04/01/2025	AUD	4,582		2,863
Brown Brothers Harriman,
1.03%, 04/01/2025	SEK	3,562		354
1.12%, 04/01/2025	DKK	28,809		4,175
1.19%, 04/01/2025	SGD	1,073		799
2.04%, 04/01/2025	HKD	9,135		1,174
2.12%, 04/01/2025	NZD	131		74
3.23%, 04/01/2025	NOK	3,866		368

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Citibank NA,
1.35%, 04/01/2025	EUR	33,407	36,123
3.68%, 04/01/2025		9,288	9,288
Royal Bank of Canada,
3.42%, 04/01/2025	GBP	4,989	6,445
3.68%, 04/01/2025		1,299	1,299
Skandinaviska Enskilda Banken AB, 0.00%, 04/01/2025	CHF	8,663	9,792
Sumitomo Mitsui Banking Corp.,
0.11%, 04/01/2025	JPY	578,747	3,859
3.68%, 04/01/2025		832	832
Sumitomo Mitsui Trust Bank Ltd., 3.68%, 04/01/2025		8,367	8,367

Total Short-Term Investments (Cost $89,208)			89,208

Total Investments — 99.4% (Cost — $6,135,252) *			7,289,367
Other Assets in Excess of Liabilities — 0.6%			41,773

NET ASSETS — 100.0%			$7,331,140

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2025:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro STOXX 50 Index	688	06/2025	EUR	39,815	(1,212)
FTSE 100 Index	202	06/2025	GBP	22,616	(196)
FTSE Taiwan Index	15	04/2025	USD	1,116	(73)
MSCI Singapore Index	45	04/2025	SGD	1,320	(14)
OMX Copenhagen 25 Index	238	04/2025	DKK	5,917	(177)
SPI 200 Index	26	06/2025	AUD	3,220	(21)
STOXX Europe 600 Index	316	06/2025	EUR	9,276	(239)
TOPIX Index	52	06/2025	JPY	9,485	(256)

Total unrealized appreciation (depreciation)					(2,188)

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, March 31, 2025

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	14.0%
Pharmaceuticals	10.3%
Semiconductors	8.5%
Cosmetics/Personal Care	7.5%
Insurance	6.8%
Food	6.6%
Software	6.0%
Aerospace/Defense	3.7%
Commercial Services	2.6%
Electric	2.6%
Auto Manufacturers	2.4%
Beverages	2.2%
Mining	2.2%
Apparel	2.1%
Diversified Financial Services	1.8%
Miscellaneous Manufacturers	1.7%
Chemicals	1.4%
Building Materials	1.2%
Electrical Components & Equipment	1.2%
Retail	1.1%
Engineering & Construction	1.1%
Machinery - Diversified	1.1%
Transportation	1.1%
Electronics	1.1%
Machinery - Construction & Mining	1.0%
Others (Each less than 1.0%)	7.6%
Short-Term Investments	1.1%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025

ADR	—	American Depository Receipt
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	—	Dutch Certification
OYJ	—	Public Limited Company
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares/principal or $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the J.P. Morgan Private Investments Inc. (the “Adviser”) as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the Investment Company Act of 1940. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; securities for which market quotations are determined not to be reliable; or, securities in which their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

Exchange-traded futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$117,231	$—	$—	$117,231
Communications	3,773,708	—	—	3,773,708
Consumer Cyclical	1,685,304	—	—	1,685,304
Consumer Non-cyclical	3,264,264	—	—	3,264,264
Energy	984,597	—	—	984,597
Financial	2,095,233	—	—	2,095,233
Industrial	1,104,730	—	—	1,104,730
Technology	6,067,156	—	—	6,067,156
Utilities	517,659	—	—	517,659

Total Common Stocks	19,609,882	—	—	19,609,882

Warrant
Technology	—	—	—	—
Short-Term Investments
Time Deposits	—	50,671	—	50,671

Total Investments in Securities	$19,609,882	$50,671	$—	$19,660,553

Appreciation in Other Financial Instruments
Futures contracts	$22	$—	$—	$22

Depreciation in Other Financial Instruments
Futures contracts	$(548)	$—	$—	$(548)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$204,862	$—	$204,862
Austria	2,688	13,647	—	16,335
Belgium	—	33,398	—	33,398
Chile	—	6,397	—	6,397
China	—	1,549	—	1,549
Denmark	—	479,229	—	479,229
Finland	—	69,092	—	69,092
France	—	1,076,802	—	1,076,802
Germany	15,731	1,039,299	—	1,055,030
Hong Kong	3,751	74,091	—	77,842
Ireland	10,687	50,582	—	61,269
Italy	42,464	220,461	—	262,925
Japan	1,497	474,419	—	475,916
Luxembourg	—	12,718	—	12,718
Macau	—	919	—	919
Netherlands	—	599,567	—	599,567
New Zealand	3,184	5,485	—	8,669
Norway	2,819	30,452	—	33,271
Poland	—	1,770	—	1,770
Portugal	5,936	534	—	6,470
Singapore	10,778	42,619	—	53,397
Spain	4,774	214,951	—	219,725
Sweden	—	243,721	—	243,721
Switzerland	14,266	1,048,549	—	1,062,815
Taiwan	—	154,440	—	154,440
United Arab Emirates	—	—	—	—
United Kingdom	—	961,446	—	961,446

Total Common Stocks	118,575	7,060,999	—	7,179,574

Preferred Stocks
Germany	—	20,585	—	20,585
Warrant
Canada	—	—	—	—
Short-Term Investments
Time Deposits	—	89,208	—	89,208

Total Investments in Securities	$118,575	$7,170,792	$—	$7,289,367

Depreciation in Other Financial Instruments
Futures contracts	$(2,188)	$—	$—	$(2,188)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

B. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Notes B(1) — B(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2025 (Unaudited) (continued)

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.